Employee Benefits (Details) - Schedule of composition of employee benefits - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Presented under current liabilities – other payables:
Short-term employee benefits	[1]	$ 8,917	$ 4,525
Total		8,917	4,525
Presented under non-current liabilities – employee benefits:
Long term employee benefits		274
Recognized liability for defined benefit plan, net		1,188	4,145
Total		$ 1,462	$ 4,145

[1]	reclassified